INCOME TAXES (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense / (benefit)	$ (16,939)	$ 15,914	$ (28,291)
Effective tax rate	(5.14%)	6.51%	3.35%